Supplement to the
Fidelity® SAI Real Estate Index Fund
December 9, 2015
Prospectus

Effective July 1, 2016, the following information replaced similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.070%
Distribution and/or Service (12b-1) fees	None
Other expensesB	0.075%
Total annual operating expenses	0.145%
Fee waiver and/or expense reimbursementC	0.055%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.090%

A Adjusted to reflect current fees.

B Based on estimated amounts for the current fiscal year.

C Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.09%. This arrangement will remain in effect through September 30, 2017. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 9
3 years	$ 36

Effective July 1, 2016, the following information replaced similar information found in the "Fund Management" section under the heading "Fund Management".

On July 1, 2016, the Adviser reduced the management fee rate for the fund from 0.12% to 0.07%. The fund's annual management fee rate is 0.07% of its average net assets.

SV8-16-01  July 8, 2016
1.9871334.100

Supplement to the

Fidelity® SAI Real Estate Index Fund (FESIX)
A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 9, 2015

Effective July 1, 2016, the following information supplements information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its initial share class have entered into a 14.5 Basis Point Expense Contract, which obliges FMR to pay all class level expenses of the initial class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) to 0.145%. This Expense Contract may not be amended to increase the fees or expenses payable by the fund's initial class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaced similar information found in the "Management Contract" section under the heading "Management Fee".

On July 1, 2016, FMR reduced the management fee rate paid by the fund from 0.12% to 0.07%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.07% of the fund's average net assets throughout the month.

SV8B-16-01  July 8, 2016
1.9871335.100

Supplement to the
Fidelity® SAI U.S. Large Cap Index Fund
December 9, 2015
Prospectus

Effective July 1, 2016, the following information replaced similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.015%
Distribution and/or Service (12b-1) fees	None
Other expensesB	0.075%
Total annual operating expenses	0.090%
Fee waiver and/or expense reimbursementC	0.075%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.015%

A Adjusted to reflect current fees.

B Based on estimated amounts for the current fiscal year.

C Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.015%. This arrangement will remain in effect through September 30, 2017. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 2
3 years	$ 15

Effective July 1, 2016, the following information replaced similar information found in the "Fund Management" section under the heading "Fund Management".

On July 1, 2016, the Adviser reduced the management fee rate for the fund from 0.02% to 0.015%. The fund's annual management fee rate is 0.015% of its average net assets.

SV9-16-01  July 8, 2016
1.9871337.100

Supplement to the

Fidelity® SAI U.S. Large Cap Index Fund (FLCPX)
A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 9, 2015

Effective July 1, 2016, the following information supplements information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its initial share class have entered into a 9 Basis Point Expense Contract, which obliges FMR to pay all class level expenses of the initial class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) to 0.09%. This Expense Contract may not be amended to increase the fees or expenses payable by the fund's initial class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaced similar information found in the "Management Contract" section under the heading "Management Fee".

On July 1, 2016, FMR reduced the management fee rate paid by the fund from 0.02% to 0.015%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.015% of the fund's average net assets throughout the month.

SV9B-16-01  July 8, 2016
1.9871338.100